REVERSE STOCK SPLIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
REVERSE STOCK SPLIT
Schedule of reverse stock split

Shares Outstanding	Pre-Split	Post-Split
Common Stock - issued and outstanding	169,968,082	5,312,911

Shares Outstanding	Pre-Split	Post-Split
Common Stock - issued and outstanding as on December 31, 2025	153,255,345	4,789,230
Common Stock - issued and outstanding as on December 31, 2024	29,093,289	909,165